Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Principal Amount | 2022 Notes | Senior notes
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Debt	$ 409,148	$ 500,000
Principal Amount | 2023 Notes | Senior notes
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Debt	150,000	250,000
Principal Amount | Revolving credit facility | Revolver | Line of credit
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Debt	178,000	110,000
Level 3 | Nonrecurring | Fair Value | Revolving credit facility | Revolver | Line of credit
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Debt	178,000	110,000
Level 1 | Nonrecurring | Fair Value | 2022 Notes | Senior notes
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Debt	393,150	260,000
Level 2 | Nonrecurring | Fair Value | 2023 Notes | Senior notes
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Debt	$ 153,375	$ 153,283